Related-Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related-Party Transactions

Note 4 - Related-Party Transactions

No fees will be paid by the Company to any affiliates of the founders of the Company. The Company is only expected to reimburse the founders of the Company for initial organizational and offering expenses such as legal and other professional services paid by the founders of the Company. See Note 2. These advances have no maturity or interest rates associated with them. Such reimbursement shall be treated as expenses of the Company and shall not be deemed to constitute distributions to any stockholders of the Company. As of December 31, 2025, advances to the Company by an affiliate of a founder totaled $619,999. Another affiliate of a founder of the Company has provided 1,000 square feet of office space for the Company on an ad hoc basis for a rental rate of $1 per month on a month-to-month basis. The Company has not adopted a specific short term lease exclusion policy due to the nature of this lease being month-to-month and the de minimus magnitude of the lease payment of $1 per month.